OPTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Share Options Outstanding And Exercisable
	Year ended December 31, 2021
	Number of options	Weighted average exercise price
	Thousands	$
Balance, March 13, 2019	-	-
Granted	2,333	0.15
Balance, December 31, 2019	2,333	0.15
Granted	1,700	2.25
Exercised	(200)	0.15
Expired	(39)	1.05
Balance, December 31, 2020	3,794	1.08
Granted	2,304	2.88
Exercised	(650)	0.07
Balance, December 31, 2021	5,448	1.96
Date of expiry	Options outstanding	Options exercisable	Exercise price	Grant date fair value vested	Remaining life in years
	Thousands	Thousands	$	Thousands of Dollars
June 28, 2024	1,461	1,461	$0.15	$54	2.5
April 23, 2025	117	117	2.25	344	3.3
July 6, 2025	317	317	2.25	252	3.5
July 31, 2025	17	17	2.25	23	3.6
September 8, 2025	66	66	2.25	92	3.7
November 4, 2025	666	666	2.25	918	3.8
December 23, 2025	500	500	2.25	689	4.0
June 3, 2026	241	-	3.87	400	4.4
June 10, 2026	167	-	3.68	265	4.4
September 21, 2026	16	-	5.20	21	4.7
September 25, 2026	240	-	6.90	411	4.7
December 16, 2026	1,640	-	2.04	243	5.0
	5,448	3,144	$1.95	$3,712	3.9

Schedule Of Fair Value Of Stock Options
	2021	2020	2019
Risk-free annual interest rate	1.12%	0.40%	1.39%
Current stock price	$2.88	$1.92	$0.06
Expected annualized volatility	100%	100%	100%
Expected life (years)	5	5	5
Expected annual dividend yield	0%	0%	0%
Exercise price	$2.88	$2.25	$0.15